Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 440	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 441	☒

VALUED ADVISERS TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246
(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Capitol Services, Inc.

108 Lakeland Ave., Dover, Delaware 19901
(Name and Address of Agent for Service)

With Copies to:

Terry Davis and Tanya Boyle

DLA Piper LLP

One Atlantic Center

1201 West Peachtree Street, Suite 2900

Atlanta, GA 30309

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b);
☐	on (date) pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BFS Family of Funds

BFS Equity Fund

Institutional Class – BFSIX

PROSPECTUS

October 1, 2026

Bradley, Foster & Sargent, Inc.

185 Asylum Street, City Place II

Hartford, Connecticut 06103

(800) 720-8050

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the Fund that you should know before you invest. Please read this Prospectus carefully before investing and use it for future reference.

TABLE OF CONTENTS

SUMMARY SECTION	1
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	10
HOW TO BUY SHARES	16
HOW TO REDEEM SHARES	22
DETERMINATION OF NET ASSET VALUE	27
DIVIDENDS, DISTRIBUTIONS AND TAXES	28
MANAGEMENT OF THE FUND	31
FINANCIAL HIGHLIGHTS	33
FOR MORE INFORMATION	34

SUMMARY SECTION

Investment Objective

The investment objective of the BFS Equity Fund (the “Fund”) is long-term appreciation through growth of principal and income.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)

Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver/Expense Reimbursement	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	0.99%

[1]	Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflects that the Adviser (defined later) has contractually agreed to waive or limit its fees and to assume other expenses of the Fund through September 30, 2027, so that Total Annual Fund Operating Expenses does not exceed 0.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.

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Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse Fund expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$101	$354	$626	$1,404

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.67% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest primarily in large capitalization common stocks that in the opinion of the Fund’s adviser, Bradley, Foster & Sargent, Inc. (the “Adviser”), appear to be high quality and attractively valued companies. The Adviser selects portfolio securities after applying a two-step process. First, the Adviser attempts to identify quality companies by utilizing qualitative and quantitative processes. The Adviser identifies companies with strong management, a proven business model, a wide moat to protect against competitive threats, leading brands, and an excellent market position. The Adviser supplements this qualitative analysis with a quantitative assessment which emphasizes high returns on equity, consistent growth of earnings and revenues, above average margins, balance sheet strength, and effective allocation of cash flow (including share buy backs and dividend growth). Secondly, the Adviser seeks to identify an event or change in circumstances at a company as it believes that investing in quality companies after an “opportunistic” event has occurred can increase the return on investment and lower the risk profile of a given stock. The Adviser generally invests broadly across industries and companies. The Adviser’s macro-economic views may influence portfolio sector weightings. For example, if the Adviser feels that a particular sector was threatened or may experience an economic downturn in the near future, it may determine to underweight that sector relative to its benchmark. The Fund may also invest in mid-capitalization stocks.

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Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock) and shares of other investment companies (including open-end and closed-end funds and exchange-traded funds (“ETFs”)) whose portfolios primarily consist of equity securities. The Fund may invest in foreign companies either directly or through American Depositary Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may also invest in cash and other cash equivalents. While the Fund is diversified, it may, at times, hold the securities of a small number of issuers.

The Adviser will sell a security when it no longer meets its criteria or when it reaches its price target.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

●	Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	Risk of Warrants and Rights. A warrant or a right may become worthless unless exercised or sold before expiration. For example, if the market price of the common stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

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●	Volatility Risk. Common stocks tend to be more volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

●	Management Risk. Fund management’s skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

●	Issuer Focus Risk. While the Fund is diversified, it may, at times, hold the securities of a small number of issuers. At such times where the Fund may hold the securities of fewer issuers, the performance of these issuers could have a substantial impact on the Fund’s performance.

●	Sector Focus Risk. The Adviser may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. Stocks within the same group of industries will decline in price due to sector-specific, market or economic developments. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

●	Growth Risk. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

●	Large-Cap Risk. Large-capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

●	Mid-Cap Risk. To the extent the Fund invests in mid-cap companies, it will be subject to additional risks. The earnings and prospects of mid-capitalization companies are more volatile than larger companies, and mid-capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of mid-capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Mid-capitalization companies may also have limited markets, product lines, or financial resources, and may lack management experience.

●	Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Certain foreign markets may not be as developed or efficient as those in the United States, and there may be less government supervision and regulation of foreign securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

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●	Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds.

●	Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

●	Cybersecurity Risk. The Fund and its service providers may be subject, directly or indirectly, to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

●	Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

●	Highly Volatile Markets Risk. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

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●	Legislation and Regulatory Risk. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

●	Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

●	U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.

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Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns for the one-year, five-year, and ten-year periods compare over time to those of a broad-based securities market index as well as a secondary benchmark. The performance information prior to November 3, 2023, is for Investor Class shares of the Fund, which were exchanged for Institutional Class shares of the Fund on November 3, 2023. The Institutional Class shares of the Fund had no operating history prior to the exchange. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Highest Quarter:	2nd Quarter, 2020, 18.12%
Lowest Quarter:	1st Quarter, 2020, (22.33%)

The year to date return as of June 30, 2026 was (0.15)%.

Average Annual Total Returns for the periods ending December 31, 2025:

BFS Equity Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	11.03%	10.22%	11.36%
Institutional Class Return After Taxes on Distributions	9.54%	9.17%	10.63%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.59%	7.89%	9.25%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	14.92%	11.58%	13.11%

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (855) 575-2430.

Portfolio Management

Investment Adviser – Bradley, Foster & Sargent, Inc.

Portfolio Management Team

●	Robert H. Bradley, Lead Portfolio Manager of the Fund since April, 2020; Chairman of the Adviser

●	Keith G. LaRose, Co-Portfolio Manager of the Fund since January, 2015; Lead Portfolio Manager of the Fund from its inception in November, 2013 to December, 2014; Executive Vice President of the Adviser

●	Thomas D. Sargent, Co-Portfolio Manager of the Fund since its inception in November, 2013; Executive Vice President of the Adviser

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders

$1,000 for all account types There is no minimum amount for subsequent investments.

By Regular Mail:

BFS Equity Fund

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

By Overnight Mail:

BFS Equity Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

By Phone: (855) 575-2430

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You can purchase shares of the Fund through broker-dealers or directly through the Fund’s transfer agent. You may sell (redeem) your shares on any day the New York Stock Exchange is open either directly through the Fund’s transfer agent by calling (855) 575-2430, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above. Purchase and redemption requests received in good order will be processed at the Fund’s NAV next determined after receipt.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Distributions from a tax-advantaged account may be subject to taxation at ordinary income tax rates when withdrawn from such an account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Fund is long-term appreciation through growth of principal and income. The Fund’s investment objective is not fundamental and may be changed without shareholder approval. The Fund will provide 60 days advance notice of any change in the investment objective.

Principal Investment Strategies

The Fund will invest primarily in large capitalization common stocks that in the opinion of the Adviser appear to be high quality and attractively valued companies. The Adviser considers a large capitalization stock to be one issued by a company with a market capitalization of $10 billion or more. The Adviser selects portfolio securities after applying a two-step process. First, the Adviser attempts to identify quality companies by utilizing qualitative and quantitative processes. The Adviser identifies companies with strong management, a proven business model, a wide moat to protect against competitive threats, leading brands, and an excellent market position. The Adviser supplements this qualitative analysis with a quantitative assessment which emphasizes high returns on equity, consistent growth of earnings and revenues, above average margins, balance sheet strength, and effective allocation of cash flow (including share buy backs and dividend growth). The Adviser may also visit companies and meet with management. Secondly, the Adviser seeks to identify an event or change in circumstances at a company as it believes that investing in quality companies after an “opportunistic” event has occurred can increase the return on investment and lower the risk profile of a given stock. For example, a short-term disruption may depress the price of a stock when the company’s longer-term fundamentals have not changed. An “opportunistic” event may include a change in company management, introduction of new products, changing demand dynamics in an industry, disruptive technology, or regulatory changes. Although portfolio sector weightings are primarily determined through the process of individual stock selection, the Adviser’s strategy emphasizes broad diversification across industries and companies. The Adviser’s macro-economic views may influence portfolio sector weightings. For example, if the Adviser feels that a particular sector was threatened or may experience an economic downturn in the near future, it may determine to underweight that sector relative to its benchmark. The Fund may also invest in mid-capitalization stocks. The Adviser considers a mid-capitalization stock to be one issued by a company with a market capitalization of $4 billion to $10 billion.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock) and shares of other investment companies (including open-end and closed-

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end funds and ETFs) whose portfolios primarily consist of equity securities. The Fund may invest in foreign companies either directly or through ADRs, which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may also invest in cash and other cash equivalents. While the Fund is diversified, it may, at times, hold the securities of a small number of issuers.

The Adviser’s strategy is based on the following views:

●	Capital Preservation. The Adviser believes in investing for the long-term. The Adviser utilizes rigorous financial analysis to invest in high quality companies with identifiable prospects for earnings growth when they can be purchased at reasonable prices.

●	Event-Driven. Investing in quality companies after an “opportunistic” event has occurred can often increase the return on investment or lower the risk profile of a given company.

●	Reasonable Prices. To moderate risk and achieve better capital appreciation, the Adviser adheres to a strict pricing discipline. The Adviser strives to buy quality growth companies at what it perceives is a reasonable price, providing for a “margin of safety.”

●	Ineffectiveness of Market Timing. The Adviser does not believe it is possible to predict future stock market movements with any degree of consistency and, as such, it does not attempt to time the market.

The Adviser will sell a security when it no longer meets its criteria or when it reaches its price target.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

●	Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of

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portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

●	Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of the Fund and/or the Adviser, distributor, custodian, transfer agent or other third-party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Fund relies on third-party service providers for many of its day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Fund from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

●	Foreign Securities Risk. The Fund may invest in foreign securities, including ADRs. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country related risks including political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies restricting the movement of assets; different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

●	Growth Risk. The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

●	Highly Volatile Markets Risk. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market

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turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

●	Investment Risk. The value of the Fund’s investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue, and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration, or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

●	Issuer Focus Risk. While the Fund is diversified, it may, at times, hold the securities of a small number of issuers. At such times where the Fund may hold the securities of fewer issuers, the performance of these issuers could have a substantial impact on the Fund’s performance.

●	Large-Cap Risk. Large-capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

●	Legislation and Regulatory Risk. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The

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Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

●	Management Risk. The Adviser’s strategy may fail to produce the intended results. The Adviser’s skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. If the Adviser’s projections about the prospects for a security are not correct, such errors in judgment by the Adviser may result in significant investment losses.

●	Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

●	Mid-Cap Risk. The Fund will be exposed to risks associated with making investments in mid-capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Mid-capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of mid-capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Mid-capitalization companies may have limited markets, product lines or financial resources, and may lack management experience.

●	Other Investment Company Risk. When the Fund invests in other investment companies, such as other mutual funds or ETFs, it indirectly bears its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivatives by the funds). ETFs are also subject to the following risks: (i) an ETF’s shares may trade at a market price above or below its NAV; (ii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. The Fund has no control over the risks taken by the underlying funds in which it invests.

●	Sector Focus Risk. The Adviser may allocate more of the Fund’s investments to particular segments of the market, such as healthcare, information technology, or industrials. A particular market sector can be more volatile or underperform relative to the market as a whole. Stocks within the same group of industries will decline in price due to sector-specific, market or economic developments. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

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●	Stock Market Risk. The Fund invests in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that the Fund invests in, including the strength of the company’s management or the demand for its products or services. You should be aware that a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline as a result of national and global events such as recession, war, epidemics or pandemics, terrorism, natural disasters and other events which may have a significant impact on markets generally.

●	U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

●	Volatility Risk. Common stocks tend to be more volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

●	Warrants and Rights Risk. A warrant or a right gives the Fund the ability to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant or right may become worthless unless it is exercised or sold before expiration. For example, if the market price of the common stock does not exceed the warrant’s or right’s exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants or rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents. The Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Is the Fund right for you?

The Fund may be suitable for:

●	long-term investors seeking a fund with an investment objective of long-term capital appreciation

●	investors willing to accept price fluctuations in their investment.

Information about the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is included in the Statement of Additional Information (“SAI”).

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person or entity that opens an account, to the extent reasonable and practicable. This notice is provided in accordance with the USA PATRIOT Act of 2001 and the regulations issued thereunder.

When you open an account, the Fund and/or its agents, including the transfer agent, will request your full name, residential or business street address, date of birth for individuals, and an identification number, such as a Social Security Number or Taxpayer Identification Number (“TIN”), and may request other information that will allow the Fund to identify you. A P.O. Box is not sufficient and will not be accepted as a primary residential or business street address, although it may be used as a mailing address.

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For legal entities, the Fund may require documentation verifying the legal existence of the entity and, as required by applicable law, identifying and verifying the identity of beneficial owners and/or control persons. The Fund may also request to see a driver’s license, passport, or other identifying documents. The Fund may also check customer information against government lists, as required or permitted by applicable law. The Fund will retain records of the information used to verify identity in accordance with applicable law.

If an account is closed because identity cannot be verified, shares will be redeemed at the next calculated net asset value (“NAV”) following the closure, or as otherwise permitted by applicable law. To the extent permitted by applicable law, the Fund, the transfer agent, and their respective affiliates and agents will not be liable for any loss, including market fluctuations, resulting from delays, restrictions, or account closures related to this verification process.

The minimum initial investment in the Fund is $1,000 for all account types. There is no minimum amount for subsequent investments. The Adviser may, in its sole discretion, waive this minimum for accounts participating in an automatic investment program and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. The financial intermediary may also impose minimum requirements that are different from those set forth in this Prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem Shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Purchase requests that are incomplete, unclear, or submitted without the required documentation may be delayed or rejected. The Fund and its transfer agent are not responsible for delays or losses resulting from requests not received in good order.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

●	a completed and signed investment application form; and

●	a personal check with name pre-printed (subject to the minimum amount) made payable to the BFS Equity Fund.

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Mail the application and check to:

Regular Mail:	Overnight Mail:
BFS Equity Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246	BFS Equity Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (855) 575-2430 to obtain detailed wiring instructions, establish your account, obtain an account number, and notify the Fund that a wire transfer will be sent.

You must provide a signed application to Ultimus Fund Solutions, LLC, the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the NAV next determined after the wire purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire, automated clearing house (“ACH”), or automatic investment. Each additional mail purchase request must contain:

1. Your name

2. The name on your account(s)

3. Your account number(s)

4. A check made payable to BFS Equity Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this Prospectus. To send a bank wire, call Shareholder Services at (855) 575-2430 to obtain instructions.

Automated Clearing House (ACH)

Shareholders may purchase shares of the Fund through the Automated Clearing House (“ACH”) network from a U.S. bank or other U.S. financial institution. All payments must be made in U.S. dollars.

ACH may be used for both initial and subsequent investments. To establish ACH instructions, shareholders must provide the required banking information on the Account

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Application or other documentation acceptable to the Fund or its transfer agent. A voided check or other form of bank account verification acceptable to the Fund or its transfer agent is required to verify the designated bank account and its ownership.

The designated bank account must be maintained at a U.S. financial institution. At least one registered owner of the Fund account must be an owner of the designated bank account, and the ownership information on the bank account must be sufficiently consistent with the registration of the Fund account. ACH transfers initiated from a bank account for which no registered owner of the Fund account is an owner will not be accepted.

The Fund and its transfer agent reserve the right to reject any ACH purchase request that is not received in “good order.” A request is in “good order” when all required information, authorizations, bank account verification, and other documentation reasonably required by the Fund or its transfer agent have been received in proper form and are acceptable to the Fund or its transfer agent. An incomplete, unclear, unauthorized, or insufficiently documented request may be delayed or rejected. Neither the Fund nor its transfer agent will be responsible for delays or losses resulting from a request that is not received in good order.

Automatic Investment Plan

Shareholders may purchase shares through an Automatic Investment Plan (“AIP”), which provides for regular, periodic purchases in accordance with the shareholder’s instructions and the transfer agent’s procedures. With the shareholder’s authorization, the transfer agent will process AIP purchases in the amount and frequency selected by the shareholder at the Fund’s NAV next determined after receipt of the applicable purchase instructions in good order. There is no minimum amount for an individual AIP purchase.

If an AIP purchase is rejected by your bank, your shareholder account will be charged a fee to cover bank charges.

Shareholders may change or terminate their AIP instructions at any time by contacting the transfer agent. Only bank accounts maintained at U.S. financial institutions that are members of the ACH network may be used. If an AIP purchase is rejected by the shareholder’s bank, the shareholder’s account will be charged the applicable returned-payment fee. The Fund or its transfer agent may modify, suspend, or terminate the AIP at any time.

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-advantaged investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services at (855) 575-2430 for the procedure to open an IRA or SEP plan, as

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well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees at (855) 575-2430.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or electronic payment does not clear, you will be responsible for any loss incurred by the Fund and charged a $25 fee to defray bank charges. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash equivalents, such as cash, cashier’s checks, bank official checks, certified checks, bank money orders, third party checks (except for properly endorsed IRA transfer and rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, cryptocurrency, and checks drawn on non-U.S. financial institutions will generally not be accepted.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the Adviser may pay a fee to financial intermediaries for such services.

To the extent that the Adviser, not the Fund, pays a fee to a financial intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the financial intermediary. Although neither the Fund nor the Adviser pays for the Fund to be included in a financial intermediary’s “preferred list” or other promotional program, some financial

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intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Account Statements and Transaction Confirmations. You will receive periodic account statements summarizing all account activity, including purchases, redemptions, and any reinvested dividends or capital gains. Additionally, a transaction confirmation will be sent for each financial transaction that occurs in your account, except for transactions occurring on a recurring basis, such as through an Automatic Investment Plan, or for dividend and capital gain distributions. For recurring transactions, the transaction details will appear on your periodic account statement, which will serve as confirmation of the activity.

It is your responsibility to carefully review all transaction confirmations and account statements for accuracy immediately upon receipt. You must contact the Fund or its transfer agent in writing or by telephone within 60 days of the date of the statement or confirmation that first reflects the disputed item. If you fail to provide timely notification within this 60-day period, you will be deemed to have ratified all account activity set forth therein, and the Fund and its agents will not be liable for any losses that may result from your failure to report the issue

Lost Shareholders, Inactive Accounts and Unclaimed Property. Unclaimed property laws may require the Fund or its transfer agent to transfer the assets of accounts that are considered abandoned, inactive, or lost (due to returned mail) to the appropriate state authority. An account may be deemed unclaimed if the shareholder has not initiated any contact or transaction within a time period specified by applicable state law.

Before any transfer to the state is made, the Fund or its transfer agent will send a due diligence notice to the shareholder, if legislatively required.

In some cases, this process is referred to as escheatment, and shareholders may be required to reclaim the assets from the applicable state’s unclaimed property office. Some states may also require the liquidation of shares prior to escheatment, and shareholders may only be entitled to receive the cash value at the time of sale.

For retirement accounts, such escheatment may be treated as a taxable distribution, and federal and/or state income tax withholding may apply.

To help avoid escheatment, shareholders should maintain current contact information and periodically initiate contact with the Fund or its transfer agent. Examples of shareholder-initiated contact include written correspondence, telephone inquiries, or initiating a transaction in the account.

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In accordance with Texas law, residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election. A Texas Designation of Representative Form is available for making such an election by calling Shareholder Services at (855) 575-2430.

Note: If you fail to maintain contact with the Fund, your property may be transferred to the appropriate state as unclaimed property. After the transfer, you may be required to reclaim the property from that state.

Shareholder Fees. The following fees, when applicable, may be passed through to shareholders of the Fund.

Annual IRA Custodial Fee	$25.00
Removal of excess contribution or Roth conversion/recharacterization	$25.00
Outbound Wire	$15.00
Returned ACH/Bounced Check	$25.00
IRA Withdrawal Fee (transfer or redemption)	$25.00
Overnight Delivery	$35.00
Statement Retrieval Fee	$25.00

HOW TO REDEEM SHARES

You may receive redemption payments by check, ACH or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. If you redeem your shares through a broker/dealer or other financial institution, you may be charged a fee by that institution. You should consult with your broker-dealer or other financial institution for more information on these fees.

Written redemption requests that are incomplete, unclear, unsigned, or submitted without the required documentation or signature guarantees may be delayed or rejected. The Fund and its transfer agent are not responsible for processing delays or losses resulting from requests not received in good order.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

Regular Mail:	Overnight Mail:
BFS Equity Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246	BFS Equity Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

Your written redemption request must include the Fund name, account number, name(s) of the registered account owner(s), address of record, and the exact dollar amount

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or number of shares to be redeemed. The request must be signed by all registered owners in the exact name(s) and any special capacity in which they are registered. Requests received in good order will be processed at the NAV next determined after receipt. A Medallion Signature Guarantee and additional documentation may be required as described under “Medallion Signature Guarantee Requirements.” Please call Shareholder Services at (855) 575-2430 if you have questions regarding the requirements for a written redemption request.

By Telephone - The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund to request that the privilege be removed from your account. If you own an IRA, you will be asked whether or not the Fund should withhold federal income tax.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States, as designated on your application. To redeem by telephone call (855) 575-2430. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. You may redeem shares up to $50,000.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its transfer agent will be held liable if you are unable to place your trade due to high call volume.

If you own an IRA, you will be asked to make an election regarding federal and applicable state income tax withholding at the time of a redemption.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous thirty (30) days. Neither the Fund, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any such loss. The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, and providing written confirmation of the transactions and/or telephone instructions.

By Wire or ACH – Redemptions via wire or ACH may be for any amount, subject only to applicable fees. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund and its transfer agent are not responsible for any delays or additional fees imposed by the receiving bank or any intermediary institution

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Systematic Withdrawal Plan - You (or another person you have designated) may receive periodic withdrawals in a specified amount on any periodic basis. There is currently no charge for this service, but the transfer agent reserves the right, upon 30 calendar days written notice, to impose reasonable charges. Telephone Shareholder Services at (855) 575-2430 for additional information. Shareholders may change or terminate SWP instructions at any time by contacting the transfer agent. The Fund and/or the transfer agent may modify, suspend, or terminate the SWP at any time.

When You Need a Medallion Signature Guarantee (MSG) - To protect shareholders and the Fund from potential fraud, the Fund and/or its transfer agent may require a signature guarantee, including a Medallion Signature Guarantee (“MSG”), in certain circumstances. An MSG is a stamped certification from an eligible guarantor institution that verifies the authenticity of a signature and the authority and capacity of the person signing.

Your signature must be guaranteed if:

●	you request a redemption be made payable to a person not on record with the Fund;

●	you request that a redemption be mailed to an address other than that on record with the Fund;

●	the proceeds of a requested redemption are $50,000 or more;

●	any redemption is transmitted to a bank other than the bank of record; or

●	your mailing address or bank account information was changed within thirty (30) days of your redemption request;

●	The account registration or ownership is being changed;

●	Instructions are submitted by mail with alternate delivery instructions, special handling, or other non-standard processing; or

●	Any other circumstance in which the Fund or the transfer agent reasonably determines that additional documentation or verification is appropriate.

An MSG must be obtained from an eligible guarantor institution that participates in a recognized Medallion Signature Guarantee program (STAMP, SEMP, or MSP). These institutions typically include banks, savings associations, credit unions, and broker-dealers. A notary seal is not an acceptable substitute for an MSG.

Shareholders should contact the transfer agent in advance if they are unsure whether an MSG will be required. The Fund and/or the transfer agent reserve the right, in their discretion, to waive or require an MSG and to reject any signature guarantee they deem unacceptable.

Redemptions In-Kind

Generally, all redemptions will be paid in cash. The Fund typically expects to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by

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using short-term borrowings from the Fund’s custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemption in kind transactions will typically be made by delivering readily marketable securities to the redeeming shareholder within 7 days after the Fund’s receipt of the redemption order in proper form. Marketable securities are assets that are regularly traded or where updated price quotations are available. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Certain illiquid investments may be valued using estimated prices from one of the Valued Advisers Trust’s (the “Trust”) approved pricing agents. If the Fund redeems your shares in kind, it will value the securities pursuant to policies and procedures adopted by the Board of Trustees of the Trust (the “Board”). You will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as taxes or the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Fund Policy on Market Timing

The Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Fund does not encourage frequent purchases and redemptions, the Board has not adopted policies and procedures to detect and prevent market timing in the Fund because the Board does not believe that market timing is a significant risk to the Fund given the type of securities held in the Fund. Accordingly, the Fund will permit frequent and short-term trading of shares of the Fund. Although the Board does not believe that there is a significant risk associated with market timing for the Fund, the Fund cannot guarantee that such trading will not occur. Notwithstanding, the Fund reserves the right to refuse to allow any purchase by a prospective or current investor.

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Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (855) 575-2430. Redemption proceeds are typically sent on the next business day after a request is received in good order. As permitted by federal law, the Fund may delay payment for up to seven calendar days. The Fund also reserves the right to delay payment for shares recently purchased by check or Automated Clearing House (“ACH”) transfer until the payment has cleared, which may take up to 10 business days, or longer if necessary. Proceeds generally are paid by check, wire transfer, or ACH, as elected by the shareholder.

You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

For non-retirement and non-educational accounts, redemption proceeds sent by check that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, the redemption proceeds are subject to market risk, including the risk of loss, like any other investment in the Fund.

The right of redemption may be suspended or the date of payment postponed: (a) when trading on the New York Stock Exchange (“NYSE”) is restricted, as determined by applicable rules and regulations of the SEC; (b) when the NYSE is closed other than for customary weekend and holiday closings; (c) when the SEC has permitted the suspension by order; or (d) during an emergency, as determined by the SEC, when it is not reasonably practicable for the Fund to dispose of securities or determine the value of its net assets.

Involuntary Redemptions. To minimize Fund operating expenses, the Fund reserves the right to redeem all shares in your account and close the account if the value of the account falls below $500 as a result of redemptions, but not as a result of a decline in the Fund’s net asset value (“NAV”). Before taking this action, the Fund will provide you with 30 calendar days’ written notice to increase the value of the account to at least $500. If the account value is not restored within the notice period, the Fund may redeem all shares in the account and send the proceeds to your address of record.

All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In that event, the Fund will provide notice to shareholders but will not be required to obtain shareholder approval before liquidation. An involuntary redemption or liquidation generally is a taxable event and may result in a capital gain or capital loss. Shareholders should consult their tax advisers regarding the potential tax consequences.

Retirement Plans - If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding. Withholding is not a determination of your actual tax liability.

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DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s NAV per share. The Fund is open for business on each day that the New York Stock Exchange (“NYSE”) is open for trading. The Fund is closed on weekends and on any day the NYSE is closed for trading, including because of a holiday or an unscheduled market closure. The Fund may also close early on a day when the NYSE closes early. The Fund’s NAV is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, or such earlier time as the NYSE may close. Any order received while the Fund is closed will be treated as received on, and processed on, the next day the NYSE is open for trading. The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form. In the event the Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of income and net realized capital gains. The Fund declares and pays dividends at least annually. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below (including if reinvested in additional shares).

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund will automatically be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. If you elect to receive your dividend and capital gain distributions via check, ACH, or wire, and the distribution amount is $50 or less, then the amount will be automatically reinvested as additional shares into your account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

●	Postal or other delivery service is unable to deliver checks to the address of record;

●	Your dividend and capital gain distribution checks are not cashed within 180 days; or

●	Your bank account of record is no longer valid.

For non-retirement accounts, dividend and capital gain distribution checks issued by the Fund that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to risk of loss like any other investment in the Fund.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders, as discussed below.

Summary of Certain Federal Income Tax Consequences. The following information is meant as a general summary of the U.S. federal income tax provisions regarding the taxation of the Fund’s shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax adviser for advice about the federal, state, local and foreign tax consequences to them of investing in the Fund.

The Fund expects to distribute all or substantially all of its net investment income and net realized capital gain to its shareholders at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash

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or reinvest them in additional Fund shares. The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Code. As such the Fund will not be taxed on amounts it distributes, and shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gain are generally taxed as long-term capital gain, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

Unless you are investing through a tax-deferred retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

The Fund may invest in foreign securities against which foreign tax may be withheld. If more than 50% of the Fund’s assets are invested in foreign ETFs, foreign index mutual funds, or other foreign issues at the end of the year, the Fund’s shareholders might be able to claim a foreign tax credit or take a deduction with respect to foreign taxes withheld.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at the corporate income tax rate. Corporate shareholders may be entitled to a dividends-received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

Ordinary income and capital gains distributions paid by the Fund, as well as gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

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The Fund may be required to withhold U.S federal income tax (presently at the rate of twenty-four percent (24%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service (the “IRS”) that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the Fund’s shareholders’ Forms 1099-B when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Forms 1099-B if you do not select a specific tax lot identification method. You may elect another method for future transactions by providing written instructions or by contacting Shareholder Services at (855) 575-2430. Please refer to the appropriate IRS regulations or consult your tax adviser with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

This section is only a summary of some of the important U.S. federal income tax considerations of taxable U.S. shareholders that may affect your investment in the Fund. This summary is provided for general information purposes only and should not be considered as tax advice and may not be relied on by a prospective investor. This general summary does not apply to non-U.S. shareholders or tax-exempt shareholders, and does not address state, local or foreign taxes. More information regarding these considerations is included in the Fund’s SAI. All prospective investors and shareholders are urged and advised to consult their own tax adviser regarding the effects of an investment in the Fund on their particular tax situation.

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MANAGEMENT OF THE FUND

Adviser. Bradley, Foster & Sargent, Inc., 185 Asylum Street, City Place II, Hartford, Connecticut 06103, serves as investment adviser to the Fund. The Adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The Adviser was formed in 1994 and is independently owned. The Adviser serves individuals, retirement plans, corporations and institutions, and as of May 31, 2026 had assets under management of approximately $9.25 billion.

The Fund is required to pay the Adviser a fee equal to 0.75% of the Fund’s average daily net assets. A discussion of the factors that the Board considered in approving the Fund’s advisory agreement is contained in the Fund’s semi-annual report dated November 30, 2025. The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2027 so that Total Annual Fund Operating Expenses does not exceed 0.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. For the fiscal year ended May 31, 2026, the Adviser received fees equal to 0.57% of the average daily net assets of the Fund, after fee waivers and expense reimbursements.

Portfolio Managers. The Adviser utilizes a team approach in managing the Fund. The team is comprised of three portfolio managers, as follows:

Robert H. Bradley — Lead Portfolio Manager. Mr. Bradley serves as the Chairman and Director of Bradley, Foster & Sargent, Inc. In July 1994, Mr. Bradley joined with Joseph D. Sargent and Timothy H. Foster to found Bradley, Foster and Sargent, Inc. Mr. Bradley graduated from Williams College, Williamstown, MA, in 1966 with a BA in History. In 1971, he received an MA in International Economics from Fletcher School of Law and Diplomacy at Tufts University, Medford, MA. Mr. Bradley served from 1967 to 1970 as an officer in the U.S. Navy, with the last year spent in Vietnam. He then went to work for Citicorp for fourteen years, twelve years of which were spent in Europe, the Middle East, and Africa. In 1985, Mr. Bradley founded Boston Private Bank & Trust Company, where he served as President and CEO from 1986 to 1992. He then joined Conning & Company’s

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Investment Management Group, which he managed from September 1993 until the founding of Bradley, Foster & Sargent, Inc. in July 1994.

Keith G. LaRose — Co-Portfolio Manager of the Fund and Executive Vice President and Director of the Adviser. Mr. LaRose joined the Adviser in February 2000. Mr. LaRose graduated from the University of Connecticut, Storrs, CT, in 1984 with a BA in Economics. In 1995, he received an MA in Financial Economics from Trinity College, Hartford, CT. Mr. LaRose began his investment career in 1984 with Dean Witter Reynolds in the commodity trading group based in Greenwich, CT. In 1989, he joined E.T. Andrews & Company, Inc. in Hartford, CT where he was President until 1994. In 1994 he went on to serve as Director of Individual Investment Services at Hartford Financial Management, Inc. where he was responsible for supervising the investment management of more than $200 million in client assets and functioned as chief equity manager and strategist, until he joined the Adviser in 2000. In 2016, he received a Post Graduate - Masters Level Qualification (PGDip) Oxford Diploma in Organization Leadership from University of Oxford, SAÏD Business School.

Thomas D. Sargent, CFA — Co-Portfolio Manager of the Fund, Chief Investment Officer, Executive Vice President, and Director of the Adviser. Mr. Sargent joined the Adviser in 2000. Mr. Sargent is the lead Portfolio Manager of Crystal Partners Fund Limited Partnership (the “Partnership”). Bradley, Foster & Sargent, Inc. is the General Partner of the Partnership. The Partnership’s investment objective is to seek long term capital appreciation through investing in small and mid-capitalization stocks. Mr. Sargent graduated from Union College, Schenectady, NY, in 1981 with a BA in Economics and History. In 1986, he received an MBA from Amos Tuck School of Business Administration at Dartmouth College, Hanover, NH. Mr. Sargent began his career at Conning & Company in 1986. There he managed its institutional business for fourteen years. In that role, he served as a Member of Conning & Company’s Executive Committee with responsibility for Equity Research, Institutional Sales, and Equity Trading. During his career at Conning & Company, Mr. Sargent was cited for his equity research expertise by Institutional Investor magazine in its annual “Best of the Boutiques” profile. In 1987, Mr. Sargent achieved the designation of Chartered Financial Analyst® (“CFA”). Mr. Sargent is a member of the CFA Institute and CFA Society Hartford.

The Fund’s SAI provides additional information about the Fund’s portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Fund.

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FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the financial performance of the Fund for the periods shown. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by Cohen & Company, Ltd., the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual financial statements on Form N-CSR for the fiscal year ended May 31, 2026 and are incorporated by reference in the SAI, both of which are available free of charge upon request.

BFS Equity Fund - Institutional Class

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended May 31,
	2026	2025	2024	2023	2022
Selected Per Share Data:
Net asset value, beginning of year	$24.39	$22.72	$18.14	$18.52	$21.36
Income from investment operations:
Net investment income (loss)	0.08	0.07	0.11	0.10	(0.03)
Net realized and unrealized gain/(loss) on investments	4.06	2.02	4.57	(0.28)	(0.71)
Total from investment operations	4.14	2.09	4.68	(0.18)	(0.74)
Less distributions to shareholders from:
Net investment income	(0.05)	(0.12)	(0.10)	—	—
Net realized gains	(1.50)	(0.30)	—	(0.20)	(2.10)
Total distributions	(1.55)	(0.42)	(0.10)	(0.20)	(2.10)
Net asset value, end of year	$26.98	$24.39	$22.72	$18.14	$18.52
Total Return(a)	17.25%	9.14%	25.87%	(0.94)%	(4.71)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$61,859	$58,344	$55,005	$45,582	$46,766
Ratio of net expenses to average net assets	0.99%	0.99%	1.10%	1.25%	1.25%
Ratio of expenses to average net assets before waiver and reimbursement	1.17%	1.17%	1.32%	1.46%	1.41%
Ratio of net investment income (loss) to average net assets	0.27%	0.28%	0.53%	0.57%	(0.13)%
Portfolio turnover rate	26.67%	16.10%	22.31%	35.81%	61.08%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

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FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes the Fund’s potential investments, information about the Fund’s actual investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual reports and financial statements. You may request that the annual and semi-annual reports and financial statements be sent to you, free of charge by contacting your financial intermediary or, if you hold your shares directly, by calling the Fund toll-free at (855) 575-2430 or writing to the Fund at by Regular Mail: BFS Equity Fund, c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246 or by Overnight Mail: BFS Equity Fund, Valued Advisers Trust, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Statement of Additional Information: The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks, policies, and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the SEC and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI, the Fund’s annual and semi-annual reports to shareholders, and the Fund’s annual and semi-annual financial statement, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

Online from the Fund’s website at www.bfsfunds.com

By contacting Shareholder Services at (855) 575-2430. The requested documents will be sent within three business days of receipt of the request.

You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Investment Company Act #811-22208

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BFS Family of Funds

BFS Equity Fund

Institutional Class – BFSIX

A Series of the Valued Advisers Trust

Statement of Additional Information

October 1, 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the BFS Equity Fund (the “Fund”) dated October 1, 2026. This SAI incorporates by reference the Fund’s annual report and financial statements on Form N-CSR for the fiscal year ended May 31, 2026. A free copy of the Prospectus or Annual Report can be obtained by writing Ultimus Fund Solutions, LLC, the Fund’s transfer agent, at P.O. Box 46707, Cincinnati, Ohio 45246, or by calling Shareholder Services at (855) 575-2430.

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND THE FUND	1
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	2
PORTFOLIO TURNOVER	6
INVESTMENT LIMITATIONS	6
INVESTMENT ADVISER	8
TRUSTEES AND OFFICERS	11
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	16
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM	17
PORTFOLIO TRANSACTIONS AND BROKERAGE	17
CODES OF ETHICS	19
DISCLOSURE OF PORTFOLIO HOLDINGS	19
PROXY VOTING POLICY	21
DETERMINATION OF NET ASSET VALUE	21
REDEMPTION IN-KIND	23
STATUS AND TAXATION OF THE FUND	23
CUSTODIAN	35
FUND SERVICES	35
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	36
LEGAL COUNSEL	36
DISTRIBUTOR	36
FINANCIAL STATEMENTS	37
EXHIBIT A	38
EXHIBIT B	42
EXHIBIT C	47

DESCRIPTION OF THE TRUST AND THE FUND

The BFS Equity Fund (the “Fund”) is an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Bradley, Foster & Sargent, Inc. (the “Adviser”).

Effective November 2, 2023, the Investor Class shares of the Fund were exchanged for Institutional Class shares of the Fund. The Institutional Class shares of the Fund had no operating history prior to the exchange.

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends, and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Prospectus and this SAI. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value per share (“NAV”) next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report to Shareholders contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information about the investments the Fund may make and some of the techniques it may use.

A.       Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

B.       Depositary Receipts. The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other similar instruments. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs are foreign receipts evidencing a similar arrangement. For purposes of the Fund’s investment policies, ADRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and GDRs shall be treated as indirect foreign investments. For example, an ADR or GDR representing ownership of common stock will be treated as common stock.

ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of foreign issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in equity securities of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

Depositary receipt facilities may be established as either “unsponsored” or “sponsored”. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored depositary receipts generally bear all the costs of such facility. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to depositary receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the depositary receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipt holders at the request of the issuer of the deposited securities. Risks associated with direct investments in foreign securities, rather than through depositary receipts, are described below under “Foreign Securities.”

C.       Foreign Securities. The Fund may invest in foreign securities directly or through Depositary Receipts (as described above). Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities required to be liquidated to meet distribution requirements).

D.       Cash Investments. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of the Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

E.       Investment Company Securities. The Fund may invest in the securities of other investment companies, such as other mutual funds, exchange-traded funds (“ETFs”) or money market funds, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”). When the Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Fund may also invest in shares of ETFs and underlying funds its performance is directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of the Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Fund’s investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Fund allocates to the ETFs and underlying funds utilizing such strategies.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s NAV. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

There is also a risk that the underlying funds or ETFs may terminate due to extraordinary events. For example, any of the service providers to the underlying fund or ETF, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the underlying fund or ETF, and the underlying fund or ETF may not be able to find a substitute service provider. Also, the underlying fund or ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying fund or ETF may also terminate. In addition, an underlying fund or ETF may terminate if its net assets fall below a certain amount. Although the Fund believes that in the event of the termination of an underlying fund or ETF, it will be able to invest instead in shares of an alternate underlying fund or ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate underlying fund or ETF would be available for investment at that time.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) more than 10% of such fund’s total assets would be invested in investment companies. The Fund may exceed these statutory limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs. The SEC recently adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4, permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. After such time, an investment company is no longer able to rely on the aforementioned exemptive orders and no-action letters, and will be subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1).

F.       Illiquid Securities. The Fund may invest in illiquid securities. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the conversion to cash significantly changing the market value of the investment. However, the Fund will not acquire any illiquid investment ties if, immediately after the acquisition, the Fund would have invested more than 15% of the value of the Fund’s net assets in illiquid investments.

Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees of the Trust (the “Board”). If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, the Fund will take steps in accordance with the Trust’s Liquidity Risk Management Program to protect liquidity.

G.     Restricted Securities. The Fund may invest in restricted securities (securities the disposition of which is restricted under the federal securities laws), including securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”).   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

H.       Stock Market Risk. The Fund may lose money due to fluctuations within the stock market which may be unrelated to individual issuers and could not have been predicted. The price of the securities which the Fund holds may change unpredictably and due to local, regional, international, or global events. These events may include economic downturns such as recessions or depressions; natural occurrences such as natural disasters, epidemics or pandemics; acts of violence such as terrorism or war; and political and social unrest. Due to the prominence of globalization and global trade, the securities held by the Fund may be affected by international and global events. In the case of a general market downturn, multiple asset classes, or the entire market, may be negatively affected for an extended and unknown amount of time. Although all securities are subject to these risks, different securities will be affected in different manners depending on the event.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund’s portfolio turnover rate for the fiscal year ended May 31, 2025 was 16.10% and for the fiscal year ended May 31, 2026 was 26.67%.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1.	Borrowing Money. The Fund will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.	Diversification. The Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation).

3.	Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

4.	Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

5.	Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts (“REITs”)).

6.	Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

7.	Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

8.	Concentration. The Fund will not invest more than 25% of its total assets in any one particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

Non-Fundamental. The investment limitation described below has been adopted by the Trust with respect to the Fund and is non-fundamental (“Non-Fundamental”). A Non-Fundamental policy may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy. Additionally, the Fund’s investment objective of long-term capital appreciation is non-fundamental.

1.	Name Rule. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes, if any) in equity securities. This investment policy may not be changed without at least 60 days prior written notice in plain English to the Fund’s shareholders.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above; nor does it apply to the 15% of net assets limitation on illiquid investments.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

The Fund’s Adviser is Bradley, Foster & Sargent, Inc., 185 Asylum Street, City Place II, Hartford, Connecticut 06103. The Adviser was formed in 1993 by Mr. Bradley, Mr. Sargent, and Mr. Foster. The Adviser is independently owned. The Adviser provides investment advice to individuals, retirement plans, corporations and institutions and, as of May 31, 2026 had assets under management of approximately $9.25 billion.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight by the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund through September 30, 2027 so that Total Annual Fund Operating Expenses does not exceed 0.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.

The following table describes the advisory fees paid to the Adviser by the Fund for the periods indicated.

Fiscal Year Ended	Advisory Fees Accrued	Fee Waiver/Expense Reimbursement	Net Advisory Fees
May 31, 2026	$469,644	($109,915)	($359,729)
May 31, 2025	$442,307	($109,240)	($333,067)
May 31, 2024	$375,687	($110,715)	($264,972)

The Adviser retains the right to use the name “Bradley, Foster & Sargent” or “BFS” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Bradley, Foster & Sargent” or “BFS” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days’ written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

The Adviser utilizes a team approach in managing the Fund. The team is comprised of three portfolio managers as follows: Robert H. Bradley, Keith G. LaRose, and Thomas D. Sargent (“Portfolio Managers”). As of May 31, 2026, the Portfolio Managers were responsible for managing the following types of accounts, in addition to the Fund:

Robert H. Bradley – Lead Portfolio Manager of the Fund

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Pooled Investment Vehicles	1	$61.83 million	0	$0
Other Accounts	456	$816.92 million	451	$814.89 million

Keith G. LaRose – Co-Portfolio Manager of the Fund

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	632	$1.63 billion	566	$1.61 billion

Thomas D. Sargent – Co-Portfolio Manager of the Fund

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$128.32 million	0	$0
Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	776	$2.27 billion	762	$2.25 billion

Compensation: Each of the Portfolio Managers receives as compensation a percentage of the revenue the Adviser earns from portfolios managed by that Portfolio Manager. All employees are eligible to participate in the Company’s 401(k) Plan, after age and continuous employment requirements are met, and all employees are eligible for a discretionary year-end bonus. Awards of discretionary bonuses are made by taking into consideration factors such as professionalism, competence, team-work, cooperation, courtesy to other staff members, constructive attitude, solutions-oriented approach to work, percentage of year worked for the Adviser, and the magnitude of the pool itself.

Potential Conflicts of Interest: Potential conflicts of interest may arise because the Portfolio Managers use the same proprietary investment methodology for the Fund as they use for other clients. This means that the Portfolio Managers will make the investment strategies used to manage the Fund available to other clients. As a result, there may be circumstances under which the Fund and other clients of the Adviser may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the Portfolio Managers purchase or sell various investments for other clients and do not purchase or sell the same investments for the Fund, or purchase or sell an investment for the Fund and do not include such investment in purchases or sales for other clients. This is because each client’s investment policy guidelines and/or prevailing market conditions at the time of such purchases or sales are made may differ from those of the Fund. Each Portfolio Manager may also carry on investment activities for his own account(s) and/or the accounts of family members.

Ownership of Fund Shares: The Fund is required to show the dollar amount range of each Portfolio Manager’s beneficial ownership of shares of the Fund as of the most recently completed fiscal year. As of May 31, 2026, the Portfolio Managers owned shares of the Fund in the following ranges:

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Robert H. Bradley	Over $1,000,000
Keith G. LaRose	None
Thomas D. Sargent	$50,001 - $100,000

TRUSTEES AND OFFICERS

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairperson of the Board is Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”).   The Board has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements and compliance matters. The Board also has frequent interaction with the service providers and Chief Compliance Officer (“CCO”) of the Trust with respect to risk oversight matters. The CCO reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations.   The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board’s current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance.  Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Trustees, all of whom are Independent Trustees.

Name, Address*, Year of Birth, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Martin A. Burns, Born 1957 Independent Trustee Since June 2024	Current: Principal, Owner, and Sole Member, ActioCon LLC (asset management consulting) (since November 2021). Previous: Chief Industry Operations Officer, Investment Company Institute (2015 to 2022).	Trustee, CRM Mutual Fund Trust (since January 2025) (5 portfolios).
Ira P. Cohen, Born 1959 Independent Trustee Since June 2010	Current: Independent financial services consultant (since February 2005); Executive Vice President of Asset Management Services, Recognos Financial (since August 2015).	Trustee and Audit Committee Chairman, Apollo Diversified Real Estate Fund (since March 2014); Trustee, Chairman and Nominating and Governance Committee Chairman, Angel Oak Funds Trust (since October 2014) (7 portfolios); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Strategic Credit Fund (since December 2017); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Nominating and Governance Committee Chairman, U.S. Fixed Income Trust (since March 2019); Trustee, CRM Mutual Fund Trust (since January 2025) (5 portfolios). Formerly, Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (2019-2022); Trustee, Apollo Diversified Credit Fund (2017-2022).

Name, Address*, Year of Birth, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Andrea N. Mullins, Born 1967 Independent Trustee Since December 2013 Chairperson Since March 2017	Current: Private investor; Independent Contractor, SWM Advisors (since April 2014).	Trustee, Angel Oak Funds Trust (since February 2019) (7 portfolios); Trustee, Angel Oak Strategic Credit Fund (since February 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Audit Committee Chair, NXG NextGen Infrastructure Income Fund (since November 2021); Trustee and Audit Committee Chair, NXG Cushing Midstream Energy Fund (since November 2021); Trustee, CRM Mutual Fund Trust (since January 2025) (5 portfolios).
Susan J. Templeton, Born 1956 Independent Trustee Since June 2024

Current: Advisory Board Member, Morningstar, Inc. (since 2023); Independent Director, Claridges Trust Co. (since 2015); Advisory Board Member, Seyen Venture Capital (since 2017).

Previous: Vice-Chair, Sebold Capital Management (2019 to 2023).

Trustee, CRM Mutual Fund Trust (since January 2025) (5 portfolios).

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

**	As of the date of this SAI, the Trust consists of 17 series.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements and compliance and governance matters.  The Board currently has established two standing committees: the Audit Committee and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees.   The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board.   During the 2025 calendar year, the Audit Committee met five times.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C. The charter also describes the process by which shareholders of the Trust may make nominations.  During the 2025 calendar year, the Governance and Nominating Committee met one time.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; and (4) how the individual would enhance the diversity of the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Martin A. Burns - Mr. Burns has over 42 years of financial services expertise in consumer and commercial banking and the domestic and global pooled investment industries. His experiences include executive operations management, valuation and distribution practices, regulatory implementation and compliance, cybersecurity, and industry advocacy for registered investment companies. Mr. Burns was selected to serve as a Trustee based primarily on his considerable knowledge of the mutual fund industry, including the regulatory framework under which the Trust must operate.

Ira P. Cohen – Mr. Cohen has over 45 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

Andrea N. Mullins – Ms. Mullins has over 32 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting.

Susan J. Templeton – Ms. Templeton has over 42 years of experience in the financial services industry, including extensive experience in executive management roles relating to the operations of mutual funds and similar products. She was selected to serve as a Trustee of the Trust based primarily on her broad knowledge of various types of investments and of mutual fund operations.

The following table provides information regarding the Officers of the Trust:

Name, Address*, Year of Birth, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years
Matthew J. Miller, Born 1976 Principal Executive Officer and President Since March 2022 Vice President From December 2011 to March 2022	Current: Vice President, Relationship Management, Ultimus Fund Solutions, LLC (since December 2015).
Carol J. Highsmith, Born 1964 Vice President Since August 2008 Secretary Since March 2014	Current: Vice President, Ultimus Fund Solutions, LLC (since December 2015).
Zachary P. Richmond, Born 1980 Principal Financial Officer and Treasurer Since September 2021	Current: Vice President, Financial Administration, Ultimus Fund Solutions, LLC (since February 2019).
Bidhan Ghimiray, Born 2001 AML Officer since September 2026

Current: Compliance Analyst, Northern Lights Compliance Services, LLC (since October 2025).

Previous: Associate Analyst I, AML Right Source (August 2025 to October 2025); Analyst I, RR Capital (August 2024 to August 2025); College student, Royal Thimphu College (2019 – 2023), Centre College (2022 – 2023), Miami University (2024 – 2025).

Michael Wittke, Born 1971 Chief Compliance Officer Since July 2024

Current: Vice President, Senior Compliance Officer, Northern Lights Compliance Services, LLC (since June 2024).

Previous: Chief Compliance Officer, Southeastern Asset Management, Inc. (March 2002 – May 2024).

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

**	As of the date of this SAI, the Trust consists of 17 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the funds of the Trust, as of December 31, 2025 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Martin A. Burns	A	A
Ira P. Cohen	A	A
Andrea N. Mullins	A	A
Susan J. Templeton	A	A

Compensation.  Each Independent Trustee receives annual base compensation of $4,000 per series. Each Independent Trustee also receives additional compensation for serving as the chairperson of the Board and/or of one or more of the Trust’s standing committees and for participating in special meetings of the Board. Prior to January 1, 2026, each Independent Trustee received annual base compensation of $3,800 per series. Each Independent Trustee also received additional compensation for serving as the chairperson of one or more of the Trust’s standing committees and for participating in special meetings of the Board. For the fiscal year ended May 31, 2026, the Independent Trustees received the amounts set forth in the following table for services to the Fund.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Martin A. Burns	$3,886	$0	$0	$57,900
Ira P. Cohen	$4,056	$0	$0	$60,463
Andrea N. Mullins	$4,261	$0	$0	$64,713
Susan J. Templeton	$3,886	$0	$0	$57,900

*	As of the date of this SAI, the Trust consists of 17 series. Each series, including the Fund, pays a portion of the overall Independent Trustee compensation expenses, which is based on the total number of series in the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

As of September 3, 2026, the following persons owned beneficially or of record 5% or more of the Fund’s shares:

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	63.31%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	33.49%	Record

It is not known whether Charles Schwab & Co., Inc. (“Schwab”), National Financial Services, LLC (“NFS”) or any of the underlying beneficial owners owned or controlled beneficially more than 25% of the voting securities of the Fund. As a result, Schwab and NFS may be deemed to control the Fund. As of September 3, 2026, the Trustees and officers of the Trust own beneficially none of the outstanding shares of the Fund.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Ultimus Fund Solutions, LLC, subject to oversight by the Trust’s AML Officer and by the Trust’s CCO and, ultimately, by the Board.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. During the fiscal year ended May 31, 2026, the Fund directed the following amounts in brokerage transactions to brokers on the basis of research services provided by such brokers to the Fund:

Total Transactions	Total Commissions
$32.45 million	$7,520

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices. When the broker acts as agent, a commission will be charged on the transaction; when the broker acts as principal, the markup is included in the bond price.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

The following table sets forth the brokerage commissions paid by the Fund on its portfolio brokerage transactions during the periods shown:

Fiscal Year End	Brokerage Commissions
May 31, 2026	$7,535
May 31, 2025	$11,040
May 31, 2024	$6,930

CODES OF ETHICS

The Trust, the Fund’s distributor, and the Adviser have each adopted a Code of Ethics (each a “Code” and collectively, the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund, free of charge, by calling the Fund at (855) 575-2430. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR. The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, distributor, transfer agent, fund accounting agent, administrator and custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Additionally, the Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, LSEG, and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 15 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is released under conditions of confidentiality and it is subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website, if applicable, within approximately 15 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

From time to time, employees of the Adviser also may provide oral or written information (portfolio commentary) about the Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Employees of the Adviser may also provide oral or written information (statistical information) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their adviser. The nature and content of the information provided to each of these persons may differ.

The Adviser provides services for individuals, other than the Trust, including institutional investors and high net worth persons. In many cases, these other service offerings are managed in a similar fashion to the Fund and thus have similar portfolio holdings. The owners of separate accounts that are managed by the Adviser may have access to the portfolio holdings of their separate accounts at different times than the Fund discloses its portfolio holdings.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the CCO and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Fund’s shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s CCO. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board. The Adviser votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Fund’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Adviser’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.

You may also obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at (855) 575-2430 to request a copy, or by writing to Ultimus Fund Solutions, LLC, the Fund’s transfer agent, at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A report of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above, from the SEC’s web site, or on the Fund’s website at www.bfsfunds.com.

DETERMINATION OF NET ASSET VALUE

The NAV of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and transfer agent are open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the NAV. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the NAV (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. The Board annually approves the pricing services used by the fund accounting agent.

Securities that do not have a readily available current market value are valued in good faith by the Advisor as “valuation designee” under the oversight of the Board. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Fund’s NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets	= NAV Per Share
Shares Outstanding

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the redemption amount is over the lesser of $250,000 or 1% of the Fund’s net assets, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses such as the payment of brokerage commissions on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders.  The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI. These tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, person holding Fund shares as part of a hedge, straddle or conversion transaction, dealer in securities or Non-U.S. Shareholder, except as specifically addressed below.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax to noncorporate shareholders. Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

If an entity or arrangement treated as a partnership for U.S. federal income tax purposes holds the Fund’s common stock, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of such partnership.  A partner of a partnership holding the Fund’s common stock should consult its own tax advisor regarding the U.S. federal income tax consequences to the partner of the acquisition, ownership and disposition of the Fund’s common stock by the partnership.

A “U.S. shareholder” is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership.  A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC

The Fund intends to qualify each year for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).  There can be no assurance that it actually will so qualify.  The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements.  With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies, and (ii) net income derived from an interest in a “qualified publicly traded partnership.”  A “qualified publicly traded partnership” (“QPTP”) is generally defined as a publicly traded partnership under Internal Revenue Code section 7704.  However, for these purposes, a QPTP does not include a publicly traded partnership if 90% or more of its income is described in (i) above.  Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% income test, as long as such failure is due to reasonable cause and not willful neglect, such RIC is required to disclose the failure to the IRS and pay a tax equal to the excess of the gross income which is not derived from the sources described in (i) and (ii) above over 1/9 of the gross income that is described above.

With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of its taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5%

of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of (other than U.S. government securities or the securities of other RICs) (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”

However, if a RIC does not satisfy the “de minimis” cure provisions, it can still cure a failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury).  In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the corporate tax rate by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund satisfies the income and asset-diversification tests above and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, then the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders.  However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at the corporate income tax rate.  The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year.  In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any prior year undistributed income realized, on which the Fund paid no federal income tax in preceding years.  The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the Fund’s current net capital gains and thus reduce the amount of the Fund’s distribution of capital gain dividends. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash.  For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year.  Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss.  Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant.  Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant.  Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC

If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed.  Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income.  In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends-received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain.  To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC.  Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its re-qualification as a RIC.

Taxation of U.S. Shareholders

Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares.  Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States).  A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company.

Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund.  Long-term capital gain rates applicable to individuals are 0%, 15%, or 20% depending on the nature of the capital gain and the individual’s taxable income.

Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset).

Generally, not later than sixty days after the close of its taxable year, the Fund will provide the shareholders with a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

Under the 2017 Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. A Fund may pass through the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).

For purposes of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question.  If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made.  However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

If more than 50% of the value of the Fund’s assets at the close of the taxable year consist of stock or securities in foreign corporations (including certain foreign ETFs or foreign index mutual funds) and certain other requirements are met, the Fund may elect to pass-through to its shareholders the amount of foreign income tax paid by the Fund instead of claiming it on its tax return.  If such an election is made, each shareholder will include in gross income his proportional share of the foreign taxes paid by the Fund.  Investors may either deduct their pro-rata amount of such taxes paid in computing their taxable income or use it as a foreign tax credit against federal income tax.  If the Fund makes the election, it will furnish the shareholders with a written notice after the close of its taxable year.

The Fund intends to distribute all realized capital gains, if any, at least annually.  If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.  If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events.  U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale.  Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares.  A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed.  In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations.  For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%.  Capital losses are subject to certain limitations.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Original Issue Discount, Pay-In-Kind Securities, and Market Discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear.

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax-Exempt Shareholders. If a shareholder of the Fund is a tax-exempt organization, it is generally not subject to federal income tax on distributions from the Fund or on sales or exchanges of Fund shares. This general exemption from tax does not apply to the “unrelated business taxable income” or UBTI of an exempt organization. UBTI includes dividends, interest, and gains from sales and other dispositions of property held for investment to the extent that such items are attributable to “debt financed property.” For example, UBTI could result if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). A deduction from one activity that produces UBTI cannot be used to offset income from a different activity that produces UBTI for the same taxable year. UBTI in excess of $1,000 in any year is taxable and will require a member to file a federal income tax return on Form 990-T. In addition, private foundations that are exempt from federal income tax may nonetheless be subject to excise tax on their net investment income and certain private colleges and universities that are exempt from federal income tax may be subject to an excise tax based on the investment income they earn. Shareholders should ask their own tax advisors for more information on their own tax situation

At the time a private foundation or certain private colleges or universities purchase Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution of such amounts, although constituting a return of investment, would be classified as a taxable distribution whether reinvested in additional shares or paid in cash. This is sometimes referred to as “buying a dividend.” In addition, the Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions. (Private colleges and universities with at least 500 tuition-paying students (more than 50% of which are located in the United States) and non-exempt use assets with a value at the close of the preceding year of at least $500,000 per full-time student (with part-time students taken into account on a full-time student equivalent basis) may be subject to a 1.4% excise tax on their net investment income.)

Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in Real Estate Mortgage Investment Conduits (“REMICs”) or equity interests in Taxable Mortgage Pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Special tax consequences also apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains.

Passive income for this purpose does not include rents and royalties received by the foreign corporation from an active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by the Fund from sources within foreign countries, including securities held by the RICs and ETFs in which the Fund invest, may be subject to withholding and other taxes imposed by such countries. Dividends and interest received by a RIC’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the RIC in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such RIC’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the RIC should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Fund, subject to certain limitations.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If the Fund satisfied this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Foreign Shareholders. Absent specific statutory exemptions, as described below, dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of US real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year.

Ordinary dividends paid by the Fund to foreign investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers are subject to U.S. withholding tax.

Generally, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Special U.S. tax certification requirements may apply to foreign shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a foreign shareholder, you must provide a Form W-8-BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8-BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

FATCA. Income dividend payments made to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a 30% withholding tax. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied on currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations with Respect to Foreign Financial Assets. Specified individuals and specified domestic entities that have an interest in a “specified foreign financial asset” above a certain threshold amount must disclose annually their interests in such assets on IRS Form 8938, which is filed with their U.S. federal income tax return.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Summary

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders, and should not be considered tax advice.  These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

CUSTODIAN

Argent Institutional Trust Company, 4343 Easton Commons, Suite 120, Columbus, Ohio 43219 is custodian of the Fund’s investments. The custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

FUND SERVICES

Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, acts as the Fund’s transfer agent, fund accountant, and administrator.  Ultimus is the parent company of the distributor, Ultimus Fund Distributors, LLC (the “Distributor”).  The officers of the Trust also are officers and/or employees of Ultimus and/or NLCS (defined below).

Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. In addition, Ultimus provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. Ultimus also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.

The following table provides information regarding administrative services fees paid by the Fund during the periods indicated.

Fiscal Year Ended	Fees Paid for Administrative Services
May 31, 2026	$51,857
May 31, 2025	$52,229
May 31, 2024	$40,166

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, OH 44115, has been selected as the Independent Registered Public Accounting Firm for the Fund for the fiscal year ending May 31, 2027. Cohen & Company, Ltd. will perform an annual audit of the Fund’s financial statements and provide financial services as requested. Cohen and Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., will provide tax and accounting services as requested.

LEGAL COUNSEL

DLA Piper LLP (US), located at One Atlantic Center, 1201 West Peachtree Street, Suite 2900, Atlanta, GA 30309-3800, serves as legal counsel to the Trust and Fund.

DISTRIBUTOR

Ultimus Fund Distributors, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund.   The Distributor is a wholly-owned subsidiary of Ultimus.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

The financial statements and the report of the Independent Registered Public Accounting Firm required to be included in the SAI are incorporated herein by reference to the Fund’s annual financial statements for the fiscal year ended May 31, 2026. You may request a copy of the Fund’s annual financial statements and annual and semi-annual reports without charge by calling Shareholder Services at (855) 575-2430, by visiting the Fund’s website at www.bfsfunds.com, or upon written request to:

Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246

EXHIBIT A

VALUED ADVISERS TRUST

PROXY VOTING POLICY AND PROCEDURE

I.	INTRODUCTION

The Trust is the beneficial owner of its portfolio securities. Accordingly, the Trust’s Board acting on behalf of the Trust and each of its series (each a “Fund” and collectively, the “Funds”), has the right and the fiduciary obligation to vote proxies relating to the Funds’ portfolio securities in a manner consistent with the best interests of the Funds and their shareholders. Accordingly, the Board has adopted these Proxy Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Funds (these “Policies and Procedures”).

II.	POLICY

A.	DELEGATION TO THE INVESTMENT ADVISER.

1.	The policy of the Trust is to delegate the responsibility for voting proxies relating to portfolio securities held by a Fund to the investment adviser for the Fund (each an “Adviser”) as a part of the Adviser’s general management of the Fund, subject to the Board’s continuing oversight.

2.	The policy of the Trust is also to adopt the policies and procedures used by the Adviser to a Fund to vote proxies relating to portfolio securities held by its clients, including the Fund (the “Adviser’s Policies and Procedures”).

3.	The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

4.	The Adviser shall be responsible for coordinating the delivery of proxies by a Fund’s custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.

B.	DELEGATION TO SUB-ADVISORS. An Adviser to a Fund may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to one or more of the sub-advisers retained to provide investment advisory services to such Fund, if any (each a “Sub-Adviser”). If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines. As used in these Policies and Procedures, the term “Adviser” includes any and all Sub-Advisers.

III.	FIDUCIARY DUTY

The Adviser of a Fund is a fiduciary to the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

IV.	PROXY VOTING PROCEDURES

A.	ANNUAL PRESENTATION OF PROXY VOTING POLICIES TO THE BOARD. At least annually, the Adviser shall present to the Board for its review the Adviser’s Policies and Procedures. In addition, the Adviser shall notify the Board promptly of material changes to the Adviser’s Policies and Procedures.

B.	ANNUAL PRESENTATION OF PROXY VOTING RECORD TO THE BOARD. At least annually, each Adviser to a Fund shall provide to the Board a record of each proxy voted with respect to portfolio securities held by the Fund during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser, the Trust’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of a Fund, other than the obligation the Adviser incurs as investment adviser to that Fund, which may compromise the Adviser’s independence of judgment and action in voting the proxy.

C.	RESOLUTION OF CONFLICTS OF INTEREST. Where a proxy proposal raises a material conflict of interest between the interests of the Adviser to a Fund, the Trust’s principal underwriter, or an affiliated person of the Fund, the Adviser or a principal underwriter and that of the Fund, the Adviser shall resolve such conflict in the manner described below.

1.	Vote in Accordance with a Predetermined Specific Policy. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various types of proposals and the Adviser has little or no discretion to deviate from such policy with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.	Notify and Obtain Consent of the Board. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various proposals and the Adviser has discretion to deviate from such policy, the Adviser shall disclose the conflict to the Board and obtain the Board’s consent to the proposed vote prior to voting on such proposal.

a.	Detailed Disclosure to the Board. To enable the Board to make an informed decision regarding the vote in question, such disclosure to the Board shall include sufficient detail regarding the matter to be voted on and the nature of the conflict. When the Board does not respond to such a conflict disclosure request or denies the request, the Adviser shall abstain from voting the securities held by the relevant Funds.

b.	Use of Independent Third Party. To the extent there is a conflict of interest between the Adviser, the Funds’ principal underwriters, or an affiliated person of the Adviser or a principal underwriter and one or more Funds and the Adviser notifies the Board of such conflict, the Board may vote the proxy in accordance with the recommendation of an independent third party.

V.	REVOCATION OF AUTHORITY TO VOTE

The delegation by the Board of the authority to vote proxies relating to portfolio securities held by the Funds may be revoked by the Board, in whole or in part, at any time.

VI.	ANNUAL FILING OF PROXY VOTING RECORD

The Trust shall file an annual report of each proxy voted with respect to portfolio securities held by the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VII.	PROXY VOTING DISCLOSURES

A.	The Trust shall include in its registration statement:

1.	A description of these Policies and Procedures and of the Adviser’s Policies and Procedures; and

2.	A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities held by the Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

3.	If a Fund has a website, a copy of the Fund’s proxy voting record for the most recent year ended June 30 must be posted on the website. Also, a copy of the Fund’s proxy voting policies and procedures and of the Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s transfer agent shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

B.	The Trust shall include in its Annual and Semi-Annual Reports to shareholders:

1.	A brief statement that proxy voting information is available on the Fund’s website.

EXHIBIT B

Bradley, Foster & Sargent, Inc.

Proxy Voting Policy and Procedures

A.       Introduction

Rule 204-2 of the Advisers Act requires that investment advisers adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Bradley, Foster & Sargent, Inc. (“BFS”) has actually voted their proxies. While decisions about how to vote must be determined on a case-by-case basis, BFS’s general policies and procedures are set forth below.

Many BFS clients have requested that we vote proxies on their behalf while other clients prefer to undertake the responsibility themselves.

B.       General

BFS strives to vote proxies in a manner which is in the best interest of all clients. In general, this means that we review the proxy material carefully, and vote according to our judgment of what will be most beneficial to the company’s shareholders. While this often means voting with management, there are instances when it is in the clients’ best interest to vote against management. Generally, the Chief Compliance Officer with the advice and consent of the President, makes the decision on how to vote (see section on “Voting Guidelines” below).

We also have established a proxy voting committee which consists of the President, the Chief Compliance Officer, and the Chief Investment Officer. In cases where it is difficult to decide, or where possible conflicts of interest occur, the Chief Compliance Officer brings the conflict to the attention of the committee. Examples of a conflict might include: where BFS employees have a close, personal relationship with management; where a BFS employee serves on the board of directors of the company in question; or where BFS manages pension fund assets for the company in question. Upon thorough review of a proxy in question, the committee will decide whether to vote for or against the management (see section on “Conflicts” below).

C.       Clients Interested in Voting Proxies

If clients have given authority to BFS to vote proxies on their behalf but decide to revoke that authority in order to vote all proxies themselves, the clients should contact Bradley, Foster & Sargent, Inc. Upon the clients’ request, the appropriate documentation will be sent to the clients so they can vote proxies themselves.

D.       Voting Guidelines

While BFS’s policy is to review each proxy proposal on its individual merits, BFS has adopted guidelines for certain types of matters to assist the Chief Compliance Officer in the review and voting of proxies. These guidelines are set forth below:

1.	Corporate Governance

a.	Election of Directors and Similar Matters

In an uncontested election, BFS will generally vote in favor of management’s proposed directors. In a contested election, BFS will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company’s Board of Directors, BFS will review any contested proposal on its merits.

Notwithstanding the foregoing, BFS expects to support proposals to:

●	Limit directors’ liability and broaden directors’ indemnification rights;

BFS expects to generally vote against proposals to:

●	Adopt or continue the use of a classified Board structure; and

●	Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).

b.	Audit Committee Approvals

BFS generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances. BFS will generally vote to ratify management’s recommendation and selection of auditors.

c.	Shareholder Rights

BFS may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis. Notwithstanding the foregoing, BFS expects to generally support proposals to:

●	Adopt confidential voting and independent tabulation of voting results; and

●	Require shareholder approval of “poison pills”;

BFS expects to generally vote against proposals to:

●	Adopt super-majority voting requirements; and

●	Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.

2.	Anti-Takeover Measures, Corporate Restructurings and Similar Matters

BFS may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company’s stock.

Notwithstanding the foregoing, BFS expects to generally support proposals to:

●	Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);

●	Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Chief Compliance Officer deems them sufficiently limited in scope; and

●	Require shareholder approval of “poison pills.”

BFS expects to generally vote against proposals to:

●	Adopt classified boards of directors;

●	Reincorporate a company where the primary purpose appears to the Chief Compliance Officer to be the creation of takeover defenses; and

●	Require a company to consider the non-financial effects of mergers or acquisitions.

3.	Capital Structure Proposals

BFS will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.

Notwithstanding the foregoing, BFS expects to generally support proposals to:

●	Eliminate preemptive rights.

4.	Compensation

BFS generally supports proposals that encourage the disclosure of a company’s compensation policies. In addition, BFS generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. BFS may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.

Notwithstanding the foregoing, BFS expects to generally support proposals to:

●	Require shareholders’ approval of golden parachutes; and

●	Adopt golden parachutes that do not exceed 1 to 3 times the base compensation of the applicable executives.

BFS expects to generally vote against proposals to:

●	Adopt measures that appear to the Chief Compliance Officer to arbitrarily limit executive or employee benefits.

5.	Stock Option Plans and Share Issuances

BFS evaluates proposed stock option plans and share issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, BFS may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on the company. We believe that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders. We believe that well thought out cash compensation plans can achieve these objectives without diluting shareholders’ ownership. Therefore, we generally will vote against stock option plans. However, we will review these proposals on a case-by-case basis to determine that shareholders’ interests are being represented. We certainly are in favor of management, directors and employees owning stock, but prefer that the shares are purchased in the open market.

Notwithstanding the foregoing, BFS expects to generally vote against proposals to:

●	Establish or continue stock option plans and share issuances that are not in the best interest of the shareholders.

6.	Corporate Responsibility and Social Issues

BFS generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management. These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices.

BFS will generally vote against proposals involving corporate responsibility and social issues, although BFS may vote for corporate responsibility and social issue proposals that BFS believes will have substantial positive economic or other effects on a company or the company’s stock.

E.	Disclosure of Proxy Voting Record

BFS is obligated to disclose how it has voted on any particular proxy to any client upon his or her written request. To obtain this information, clients are requested to write to: ATTN: Chief Compliance Officer Bradley, Foster & Sargent, Inc., 185 Asylum Street, Hartford, CT 06103.

F.	Recordkeeping

1.	Records Maintenance

BFS shall maintain or procure the maintenance of records of all proxies it has voted. As required by Rule 204-2(c) under the Advisers Act, such records will also include (1) a copy of these policies and procedures; (2) a copy of each proxy statement that BFS receives regarding client securities; (3) a copy of any document created by BFS that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (4) each written client request for proxy voting records and BFS’ written response to any (written or oral) client request for such records.

2.	Duration

Required proxy records shall be maintained in an easily accessible place for a period of five years, the first two in an appropriate office of BFS (currently its Hartford, CT office).

3.	Reliance on Third Parties

BFS may rely on third parties to maintain the records required by Rule 204-2(c). To the extent that BFS may rely on a third party, BFS will secure an undertaking from that third party to provide BFS copies of proxy voting records and other documents promptly upon request. With regard to maintaining copies of proxy statements, BFS will generally rely on the SEC’s EDGAR system to the extent that such proxy statements are filed on that system (e.g., proxy statements of large, U.S. based issuers).

G.	Disclosure of Proxy Voting Policies

BFS may inform clients of these Policies and Procedures and how a client may learn of the voting record for a client’s securities by providing a copy of these Policies and Procedures, summarizing them in Part 2A of its Form ADV.

H.	Conflicts

In cases where BFS is aware of a conflict between the interests of a client(s) and the interests of BFS or an affiliated person of BFS such as that described above, BFS will take the following steps:

1.	With respect to clients that are registered investment companies, BFS will notify the client of the conflict and will vote the client’s shares in accordance with the instructions of the client’s Board of Trustees; and

2.	With respect to other clients, BFS will:

a.	vote matters that are specifically covered by this Proxy Voting Policy (e.g., matters where BFS’s vote is strictly in accordance with this Policy and not in its discretion) in accordance with this Policy; and

b.	for other matters, will engage an independent third party (e.g., a proxy voting service) to review issues and vote proxies based on their determination of what is in the best interest of the client(s).

Amendments

BFS may amend its Proxy Voting Policy and Procedures from time to time. As required by law, we will send our current clients any such changes.

Updated: April 21, 2014

EXHIBIT C

Governance and Nominating Committee Charter

Valued Advisers Trust

Governance and Nominating Committee Membership

1.	The Governance and Nominating Committee (the “Committee”) of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Governance and Functions

1.	The Committee shall assist the Board in adopting fund governance practices and reviewing the Trust’s fund governance standards.

2.	To carry out this purpose, the Committee shall have the following duties and powers:

a.	To periodically review workload, size, and composition of the Board;

b.	To periodically review the qualifications and independence of the members of the Board;

c.	To periodically review the compensation of the Independent Trustees;

d.	To monitor, as necessary, regulatory developments, rule changes and industry best practices in fund governance;

e.	To periodically review the Trust’s committee structure and consider if additional committees or changes to existing committees are needed or warranted; and

f.	To report its activities to the Board and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate.

Board Nominations and Functions

1.	The Committee shall make recommendations for nominations for Independent Trustees members on the Board of Trustees (the “Board”) to the incumbent Independent Trustees members and to the full Board. The Committee also shall evaluate candidates’ qualifications and make recommendations for “interested” members on the Board to the full Board. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), nor shall an Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with investment advisers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board.

3.	The Committee may adopt from time to time specific, minimum qualifications that the Committee believes a candidate must meet before being considered as a candidate for Board membership and shall comply with any rules adopted from time to time by the U.S. Securities and Exchange Commission (the “SEC”) regarding investment company nominating committees and the nomination of persons to be considered as candidates for Board membership. The Committee shall periodically review Independent Trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make recommendations to the full Board for nomination for membership on all committees of the Board and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the Board.

Other Powers and Responsibilities

1.	The Committee shall meet as often as it deems appropriate.

2.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

3.	The Committee shall report its activities to the Board and make such recommendations as the Committee may deem necessary or appropriate.

4.	A majority of the Committee’s members will constitute a quorum. At any meeting of the Committee at which a quorum is present, the decision of a majority of the members present and voting will be determinatives as to any matter submitted to a vote. The Committee may meet in person or by telephone, and a majority of the members of the Committee may act by written consent to the extent not inconsistent with the Trust’s by-laws. In the event of any inconsistency between this Charter and the Trust’s organizational documents, the provisions of the Trust’s organizational documents shall be given precedence.

5.	The Committee shall review this Charter at least annually and recommend any changes to the Board.

Adopted:     April 23, 2010

Amended:   June 8, 2016

Amended:   June 7, 2018

APPENDIX A

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures.

II.	Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust - Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).

(a)(2)	Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust - Incorporated by Reference to Registrant’s Post Effective Amendment No. 439 filed August 7, 2026 (File No. 811-22208).

(b)(1)	Bylaws – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(b)(2)	Amendment, dated September 22, 2009, to Bylaws – Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811- 22208).

(d)(1)	Investment Advisory Agreement between the Trust and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).

(d)(2)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(3)	Interim Investment Subadvisory Agreement between Long Short Advisors, LLC and Gator Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 416 filed February 27, 2026 (File No. 811-22208).

(d)(4)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(d)(5)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811- 22208).

(d)(6)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Multi-Strategy Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Multi-Strategy(formerly known as the Sound Mind Investing Balanced Fund, the SMI Conservative Allocation Fund, and the SMI 50/40/10 Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(7)	Investment Advisory Agreement between the Trust and Bradley , Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 402 filed September 27, 2024 (File No. 811-22208).

(d)(8)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(d)(9)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).

(d)(10)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(d)(11)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).

(d)(12)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Equity Fund (formerly known as the Dana Epiphany ESG Equity Fund) – Incorporated by reference to Registrant’s Post- Effective Amendment No. 306 filed February 28, 2019 (File No. 811-22208).

(d)(13)	Investment Advisory Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(d)(14)	Form of Interim Investment Advisory Agreement between the Trust and Focus Partners Wealth, LLC with respect to the Kovitz Core Equity ETF - Incorporated by reference to Registrant’s Post-Effective Amendment No. 417 filed February 27, 2026 (File No. 811-22208).

(d)(15)	Investment Advisory Agreement between the Trust and Regan Capital, LLC with respect to the Regan Floating Rate MBS ETF – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811- 22208).

(d)(16)	Investment Advisory Agreement between the Trust and Slow Capital, Inc. with respect to the Slow Capital Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).

(d)(17)	Investment Advisory Agreement between the Trust and Alaia Capital, LLC - Incorporated by Reference to Registrant’s Post Effective Amendment No. 439 filed August 7, 2026 (File No. 811-22208).

(d)(18)	Sub-Advisory Agreement between Alaia Capital, LLC and Tidal Investments LLC - Incorporated by Reference to Registrant’s Post Effective Amendment No. 439 filed August 7, 2026 (File No. 811-22208).

(e)(1)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 419 filed February 27, 2026 (File No. 811-22208).

(e)(2)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 416 filed February 27, 2026 (File No. 811-22208).

(e)(3)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 426 filed May 29, 2026 (File No. 811-22208).

(e)(4)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 413 filed September 29, 2025 (File No. 811-22208).

(e)(5)	Distribution Agreement between Ultimus Fund Distributors, LLC and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 414 filed September 29, 2025 (File No. 811-22208).

(e)(6)	Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 418 filed February 27, 2026 (File No. 811-22208).

(e)(7)	Amended Schedule A to the Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).

(e)(8)	Distribution Agreement between the Trust and Northern Lights Distributors, LLC– Incorporated by reference to Registrant’s Post-Effective Amendment No. 417 filed February 27, 2026 (File No. 811-22208).

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 409 filed May 30, 2025 (file No. 811-22208).

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(g)(4)	Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 245 filed September 28, 2016 (File No. 811-22208).

(g)(5)	Amendment No. 1 to the Custody Agreement between the Trust and US Bank, N.A. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 290 filed April 27, 2018 (File No. 811-22208).

(g)(6)	Amendment No. 2 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(g)(7)	Amendment No. 3 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(g)(8)	Amendment No. 4 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).

(g)(9)	Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).

(g)(10)	First Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporate by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 811-22208).

(g)(11)	Second Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).

(g)(12)	ETF Custody Agreement between the Trust and U.S. Bank, N.A. – Incorporated by Reference to Registrant’s Post Effective Amendment No. 439 filed August 7, 2026 (File No. 811-22208).

(g)(13)	Fund Services Agreement between the Trust and U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services). – Incorporated by Reference to Registrant’s Post Effective Amendment No. 439 filed August 7, 2026 (File No. 811-22208).

(h)(1)	Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(h)(2)	First Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).

(h)(3)	Second Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(h)(4)	Amendment to the Fund Administration Addendum to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).

(h)(5)	Amended Schedule A to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).

(h)(6)	ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).

(h)(7)	Amendment No. 1 to the ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 8-22208).

(h)(8)	Amended Expense Limitation Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 414 filed September 29, 2025 (File No. 811-22208).

(h)(9)	Amended and Restated Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC with respect to the SMI Multi-Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 408 filed February 28, 2025 (File No. 811-22208).

(h)(10)	Amended and Restated Expense Limitation Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 413 filed September 29, 2025 (File No. 811- 22208).

(h)(11)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 405 filed February 28, 2025 (File No. 811-22208).

(h)(12)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 405 filed February 28, 2025 (File No. 811-22208).

(h)(13)	Expense Limitation Agreement between the Trust and Summitry LLC with respect to the Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 412 filed May 30, 2025 (File No. 811-22208).

(h)(14)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 405 filed February 28, 2025 File No. 811-22208).

(h)(15)	Amended Expense Limitation Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 410 filed May 30, 2025 (File No. 811-22208).

(h)(16)	Revised Expense Limitation Agreement between the Trust and Slow Capital, Inc. with respect to the Slow Capital Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 418 filed February 27, 2026 (File No. 811-22208).

(h)(17)	Amendment No. 3 to the ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by Reference to Registrant’s Post Effective Amendment No. 439 filed August 7, 2026 (File No. 811-22208).

(i)(1)	Opinion and Consent of DLA Piper LLP – Incorporated by reference to Registrant’s Post-Effective Amendment No. 439 filed August 7, 2026 (File No. 811-22208).

(i)(2)	Consent of DLA Piper LLP – filed herewith.

(j)(1)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the BFS Equity Fund – filed herewith.

(k)	Not applicable.

(l)	Initial Capital Agreement - Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(m)(1)	Distribution Plan under Rule 12b-1 for Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(m)(2)	Distribution Plan under Rule 12b-1 for m+ ETFs – Incorporated by Reference to Registrant’s Post Effective Amendment No. 439 filed August 7, 2026 (File No. 811-22208).

(n)	Not applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 395 filed May 28, 2024 (File No. 811-2220).

(p)(2)	Code of Ethics for Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(p)(3)	Code of Ethics for Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(4)	Code of Ethics for Ultimus Fund Distributors, LLC and Northern Lights Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(5)	Code of Ethics for Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 417 filed February 27, 2026 (File No. 811-22208).

(p)(6)	Code of Ethics for SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(7)	Code of Ethics for Bradley , Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(8)	Code of Ethics for Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(9)	Code of Ethics for Channing Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(p)(10)	Code of Ethics for Regan Capital, LLC – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 file February 21, 2024 (File No. 811-22208).

(p)(11)	Code of Ethics for Slow Capital, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).

(p)(12)	Code of Ethics for Alaia Capital, LLC – Incorporated by Reference to Registrant’s Post Effective Amendment No. 439 filed August 7, 2026 (File No. 811-22208).

(p)(13)	Code of Ethics for Tidal Investments LLC – Incorporated by Reference to Registrant’s Post Effective Amendment No. 439 filed August 7, 2026 (File No. 811-22208).

(q)(1)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 367 filed May 31, 2022 (File No. 811-22208).

(q)(2)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 400 filed July 12, 2024 (File No. 81-22208).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

1.	Ultimus Fund Distributors, LLC

(a)	Ultimus Fund Distributors, LLC is the principal underwriter for some series of the Trust. Ultimus Fund Distributors also serves as a principal underwriter for the following investment companies: 83 Investment Group Income Fund, Axxes Private Markets Fund, Axxes Opportunistic Credit Fund, Beacon Pointe Multi-Alternative Fund, Booster Income Opportunities Launch, Bruce Fund, Inc., CM Advisors Family of Funds, Caldwell & Orkin Funds, Inc., Cantor Fitzgerald Infrastructure Fund, Cantor Select Portfolios Trust, Cantor Fitzgerald Variable Insurance Trust, Cantor Fitzgerald Commodity Strategy Trust, Capitol Series Trust, CAIS Sport, Media and Entertainment Fund, CAZ Strategic Opportunities Fund, Centaur Mutual Funds Trust, Chesapeake Investment Trust, Commonwealth International Series Trust, Conestoga Funds, Connors Funds, Cyber Hornet Trust, Dynamic Alternatives Fund, Eubel Brady & Suttman Mutual Fund Trust, Exchange Place Advisors Trust, Fairway Private Equity & Venture Capital Opportunities Fund, Fairway Private Markets Fund, Flat Rock Enhanced Income Fund, Flat Rock Core Income Fund, Flat Rock Opportunity Fund, HC Capital Trust, Hussman Investment Trust, IDA Private Access Fund, James Advantage Funds, Johnson Mutual Funds, Lind Capital Partners Municipal Credit Income Fund, MSS Series Trust, New Age Alpha Funds Trust, New Age Alpha Variable Funds Trust, Oak Associates Funds, OneAscent Capital Opportunities Fund, Papp Investment Trust, Peachtree Alternative Strategies Fund, PennantPark Enhanced Income Fund, Plumb Funds, Private Debt & Income Fund, Prospect Enhanced Yield Fund, Sardis Credit Opportunities Fund, Schwartz Investment Trust, Segall Bryant & Hamill Trust, The Cutler Trust, The Investment House Funds, Third Lake Partners Alternative Yield Strategy Fund, Ultimus Managers Trust, Unified Series Trust, Q India Equity Fund, VELA Funds, Volumetric Fund, Waycross Independent Trust, WesMark Funds, Williamsburg Investment Trust, XD Fund Trust, and Yorktown Funds.

(b)	The officers of Ultimus Fund Distributors, LLC are as follows:

Name*	Title	Position with Trust
Kevin M. Guerette*	President	None
Stephen L. Preston*	Vice President, Chief Compliance Officer, Financial Operations Principal, and Anti-Money Laundering Compliance Officer	None
Melvin Van Cleave*	Chief Information Security Officer	None
Douglas K. Jones*	Vice President	None

*	The principal business address of these individuals is 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246

(c)	Not Applicable.

2.	Northern Lights Distributors, LLC

(a)

Northern Lights Distributors, LLC is the principal underwriter for some series of the Trust. Northern Lights Distributors also serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Atlas U.S. Tactical Income Fund, Inc., Atlas U.S. Government Money Market Fund, Inc., Boyar Value Fund Inc., Capitol Series Trust, CIM Real Assets & Credit Fund, Copeland Trust, DGI Investment Trust, Exchange Place Advisors Trust, Grandeur Peak Global Trust, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, Princeton Everest Fund, Rayliant Trust, The Saratoga Advantage Trust, Segal Bryant & Hamill Trust, Texas Capital Funds Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Manager’s Trust, Unified Series Trust, US Treasury Fund, and Zacks Trust

(b)	The officers of Northern Lights Distributors, LLC are as follows:

Name*	Title	Position with Trust
Kevin M. Guerette*	President	None
Bill Strait*	Secretary and General Counsel	None
Stephen L. Preston*	Treasurer, Financial Operations Principal, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	None
Melvin Van Cleave*	Chief Information Security Officer	None

*	The principal business address of these individuals is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474.

(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

Information is included in the Registrant’s most recent report on Form N-CEN.

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 440 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on this 28th day of September 2026.

VALUED ADVISERS TRUST

By: *
Matthew J. Miller, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of September 28, 2026.

*
Martin A. Burns, Trustee

*
Ira Cohen, Trustee

*
Andrea N. Mullins, Trustee

*
Susan J. Templeton, Trustee

*
Zachary P. Richmond, Treasurer and Principal Financial Officer

* /s/ Carol J. Highsmith
By: Carol J. Highsmith, Vice President, Attorney in Fact

Date: September 28, 2026

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940)

EXHIBIT NO. UNDER PART C OF FORM N-1A	NAME OF EXHIBIT

(i)(2)	Consent of DLA Piper LLP

(j)(1)	Consent of Cohen & Co., Ltd.